Financial Instruments - Contractual Maturities of Significant Financial Liabilities and Capital Commitments Including Contractual Obligations (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal		$ 379,034
Notes payable - Interest		30,323
Total of financial liabilities, capital commitments including obligations		443,748
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments		4,391
Decommissioning fund		30,000
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Mine commitments		10,000	$ 15,000
Notes payable - Principal		379,034
Notes payable - Interest		30,323
Total of financial liabilities, capital commitments including obligations		423,748
Less than 1 Year | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments		4,391
Decommissioning fund		10,000
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal		0
Notes payable - Interest		0
Total of financial liabilities, capital commitments including obligations		20,000
1 to 3 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments		0
Decommissioning fund		20,000
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Mine commitments	$ 10,000
Notes payable - Principal		0
Notes payable - Interest		0
Total of financial liabilities, capital commitments including obligations		0
4 to 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments		0
Decommissioning fund		0
After 5 Years
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal		0
Notes payable - Interest		0
Total of financial liabilities, capital commitments including obligations		0
After 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments		0
Decommissioning fund		$ 0